SEGMENT REPORTING - Segment Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Prepayments and other current asset, net	¥ 26,047	$ 3,568	¥ 28,911
Cryptocurrencies	206,130	28,240	107,961	¥ 66,342
Property plant and equipment, net	16,549	2,267	94,329
Total assets	636,644	$ 87,220	363,725
Operating Segments
SEGMENT REPORTING
Prepayments and other current asset, net	26,047		28,911
Cryptocurrencies	206,130		107,961
Property plant and equipment, net	21,929		94,329
Total assets	642,024		363,725
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Prepayments and other current asset, net	19,251		18,006
Cryptocurrencies	206,130		107,961
Property plant and equipment, net	20,702		83,690
Total assets	309,312		284,824
Operating Segments | Corporate and Others
SEGMENT REPORTING
Prepayments and other current asset, net	6,796		10,905
Property plant and equipment, net	1,227		10,639
Total assets	¥ 332,712		¥ 78,901